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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one):
                                 |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:    ALPS Advisers, Inc.
   Address: 1290 Broadway, Suite 1100
            Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Phil Perrone
Title: Deputy Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Phil Perrone   Denver, Colorado   August 13, 2008
----------------   [City, State]      [Date]
[Signature]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----------------------------------
28-01127               Chase Investment Counsel Corp.
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $39,367.61

                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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Form 13(F) Information Table


                                                                            SHARES
                                        TITLE OF                            OR PRN  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                            CLASS    CUSIP   VALUE (X$1,000)  AMOUNT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
COLUMN 1                                COLUMN 2  COLUMN 3    COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
Vanguard Total Bond Total Bond Mkt. ETF ETF      921937835    $ 5,628.08      73840  SH        DEFINED             73840
Vanguard Short Term Term Bond ETF       ETF      921937827    $ 3,241.79      41889  SH        DEFINED             41889
iPath Dow Jones AIG Dow Jones Commodity ETF      06738C778    $ 1,213.31      16967  SH        DEFINED             16967
iShares MSCI EAFE Index Fund            ETF      464287465    $ 5,296.84      77101  SH        DEFINED             77101
iShares S&P 500 Index                   ETF      464287200    $12,973.66     101428  SH        DEFINED            101428
iShares Lehman US TIPS                  ETF      464287176    $ 2,634.34      24426  SH        DEFINED             24426
Vanguard Small Cap                      ETF      922908751    $ 1,912.98      30593  SH        DEFINED             30593
Vanguard REIT ETF                       ETF      922908553    $   874.21      15013  SH        DEFINED             15013
Vanguard Emerging Market ETF            ETF      922042858    $   993.14      21221  SH        DEFINED             21221
NIF SMBC Ventures Co                    Common     6451828    $    75.04         80  SH        DEFINED                80
Japan Asia Invest Co                    Common     6481472    $    62.72     15,000  SH        DEFINED            15,000
JAFCO Co. Ltd.                          Common     6471439    $   129.91      3,800  SH        DEFINED             3,800
AP Alternative Asset                    Common     B15Y0C5    $   108.63      9,875  SH        DEFINED             9,875
American Capital                        Common   02503Y103    $   135.73      5,710  SH        DEFINED             5,710
Ares Capital Corp                       Common   04010L103    $    46.47      4,610  SH        DEFINED             4,610
Brait                                   Common     6896292    $    91.67     35,710  SH        DEFINED            35,710
Babcock & Brown                         Common     6617404    $   111.86    192,525  SH        DEFINED           192,525
BlackRock Kelso                         Common   092533108    $    56.52      5,975  SH        DEFINED             5,975
Blackstone Group LP                     Common   09253U108    $   179.82      9,875  SH        DEFINED             9,875
Conversus Capital LP                    Common     B1WR8K1    $   170.94      6,865  SH        DEFINED             6,865
Candover Investments                    Common     0171315    $   162.42      4,135  SH        DEFINED             4,135
CapMan Oyj                              Common     7086605    $   105.88     26,900  SH        DEFINED            26,900
CapitalSource Inc                       Common   14055X102    $    75.45      6,810  SH        DEFINED             6,810
Capital Southwest                       Common   140501107    $   127.68      1,225  SH        DEFINED             1,225
Continental Venture (Closed-End)        Common     6219673    $   144.55    150,780  SH        DEFINED           150,780
Deutsche Beteiligung                    Common     5066331    $    96.29      3,780  SH        DEFINED             3,780
Dunedin Enterprise                      Common     0577656    $     8.41      1,148  SH        DEFINED             1,148
European Capital Ltd                    Common     B1VN4N5    $   236.01     24,216  SH        DEFINED            24,216
Electra Private Equi                    Common     0308544    $   115.87      3,860  SH        DEFINED             3,860
Fortress Investment Class A             Common   34958B106    $   140.69     11,420  SH        DEFINED            11,420
GIMV N.V.                               Common     5249080    $    83.12      1,260  SH        DEFINED             1,260
Graphite Enterprises                    Common     0329200    $    90.56     10,825  SH        DEFINED            10,825
HgCapital Trust                         Common     0392105    $    71.65      4,200  SH        DEFINED             4,200
3i Group PLC                            Common     B1YW440    $   315.59     19,205  SH        DEFINED            19,205
IP Group PLC                            Common     B128J45    $    62.91     28,200  SH        DEFINED            28,200
KKR Financial Hldg                      Common   48248A306    $    72.45      6,900  SH        DEFINED             6,900
KKR Private Equity                      Common     B13BNQ3    $   365.42     28,660  SH        DEFINED            28,660
Altamir Amboise                         Common     B1YJJ57    $   128.64     12,570  SH        DEFINED            12,570
Leucadia National Co                    Common   527288104    $   144.58      3,080  SH        DEFINED             3,080
Wendel                                  Common     7390113    $   150.53      1,480  SH        DEFINED             1,480
MVC Capital Inc                         Common   553829102    $    51.47      3,760  SH        DEFINED             3,760
NGP Capital Resource                    Common   62912R107    $    92.85      6,025  SH        DEFINED             6,025
Onex Corporation                        Common   68272K103    $   217.78      7,395  SH        DEFINED             7,395
Prospect Energy Corp                    Common   74348T102    $    87.65      6,650  SH        DEFINED             6,650
Ratos AB                                Common     B130WD0    $   139.03      4,940  SH        DEFINED             4,940
Eurazeo                                 Common     7042395    $   142.47      1,335  SH        DEFINED             1,335

                                                              $39,367.61    1073262                              1073262
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